Expense Example, No Redemption	Dec. 29, 2025 USD ($)
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 719
Expense Example, No Redemption, 3 Years	1,022
Expense Example, No Redemption, 5 Years	1,346
Expense Example, No Redemption, 10 Years	2,263
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	228
Expense Example, No Redemption, 3 Years	703
Expense Example, No Redemption, 5 Years	1,205
Expense Example, No Redemption, 10 Years	2,585
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	377
Expense Example, No Redemption, 5 Years	667
Expense Example, No Redemption, 10 Years	1,494
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	367
Expense Example, No Redemption, 5 Years	657
Expense Example, No Redemption, 10 Years	1,485
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	733
Expense Example, No Redemption, 3 Years	1,091
Expense Example, No Redemption, 5 Years	1,499
Expense Example, No Redemption, 10 Years	2,634
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	243
Expense Example, No Redemption, 3 Years	775
Expense Example, No Redemption, 5 Years	1,360
Expense Example, No Redemption, 10 Years	2,947
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	1,916
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	798
Expense Example, No Redemption, 10 Years	1,867
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	690
Expense Example, No Redemption, 3 Years	1,085
Expense Example, No Redemption, 5 Years	1,505
Expense Example, No Redemption, 10 Years	2,671
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	769
Expense Example, No Redemption, 5 Years	1,367
Expense Example, No Redemption, 10 Years	2,986
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	857
Expense Example, No Redemption, 10 Years	1,956
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	455
Expense Example, No Redemption, 5 Years	847
Expense Example, No Redemption, 10 Years	1,948
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	776
Expense Example, No Redemption, 3 Years	1,195
Expense Example, No Redemption, 5 Years	1,639
Expense Example, No Redemption, 10 Years	2,866
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	287
Expense Example, No Redemption, 3 Years	880
Expense Example, No Redemption, 5 Years	1,499
Expense Example, No Redemption, 10 Years	3,166
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	2,169
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	561
Expense Example, No Redemption, 5 Years	981
Expense Example, No Redemption, 10 Years	2,152
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	364
Expense Example, No Redemption, 3 Years	734
Expense Example, No Redemption, 5 Years	1,151
Expense Example, No Redemption, 10 Years	2,315
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	243
Expense Example, No Redemption, 3 Years	772
Expense Example, No Redemption, 5 Years	1,351
Expense Example, No Redemption, 10 Years	2,923
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	841
Expense Example, No Redemption, 10 Years	1,889
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	388
Expense Example, No Redemption, 5 Years	763
Expense Example, No Redemption, 10 Years	$ 1,815